Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Schedule of future payments for the non-cancelable operating leases and agreements, and future payments associated with syndicated television programs
Future payments for these non-cancelable operating leases and agreements, and future payments associated with syndicated television programs as of December 31, 2013 are as follows (in thousands):

	Operating Leases and Agreements	Syndicated Television Programming(1)	Total
Year
2014	$45,076	$27,119	$72,195
2015	33,930	26,675	60,605
2016	16,140	17,387	33,527
2017	12,146	3,133	15,279
2018	1,611	153	1,764
Thereafter	7,139	214	7,353
Total obligations	$116,042	$74,681	$190,723

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(1)Includes $6.3 million of program obligations recorded on our consolidated balance sheet as of December 31, 2013.

LIN Television
Entity Information [Line Items]
Schedule of future payments for the non-cancelable operating leases and agreements, and future payments associated with syndicated television programs

	Operating Leases and Agreements	Syndicated Television Programming(1)	Total
Year
2014	$45,076	$27,119	$72,195
2015	33,930	26,675	60,605
2016	16,140	17,387	33,527
2017	12,146	3,133	15,279
2018	1,611	153	1,764
Thereafter	7,139	214	7,353
Total obligations	$116,042	$74,681	$190,723